Financial liabilities designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial Liabilities Designated At Fair Value Through Profit Or Loss
Financial liabilities designated at fair value through profit or loss

Note 16 - Financial liabilities designated at fair value through profit or loss

The accounting policy on financial assets and liabilities is presented in Note 2c IV.

	12/31/2023			12/31/2022
	Current	Non-current	Total	Current	Non-current	Total
Structured notes
Debt securities	2	294	296	2	62	64
Total	2	294	296	2	62	64

The effect of credit risk of these instruments is not significant at 12/31/2023 and 12/31/2022.

Debt securities do not have a defined amount on maturity, since they vary according to market quotation and an exchange variation component, respectively.